Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Cash Distributions and Equity Contributions (FY) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Condensed Financial Statements, Captions [Line Items]
Contribution from member/parent				$ 384,900,000					$ 384,900,000
Distributions to member					$ 10,850,000	$ 20,600,000	$ 20,400,000	$ 19,500,000		$ 71,350,000	$ 84,065,000
Cleco Power
Condensed Financial Statements, Captions [Line Items]
Distributions to member	$ 20,000,000	$ 0	$ 0	$ 0	$ 0	$ 50,400,000	$ 43,000,000	$ 28,000,000	20,000,000	121,400,000	135,000,000
Cleco Power | Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Contribution from member/parent									0	0	0
Distributions to member									$ 20,000,000	121,400,000	135,000,000
Cleco Power | Maximum
Condensed Financial Statements, Captions [Line Items]
Ratio of total indebtedness to total capitalization	0.65								0.65
Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Cash distributions received from affiliates									$ 225,000,000	121,842,000	149,010,000
Contribution to subsidiary									962,170,000	1,250,000	0
Cleco Holdings | Cleco Power
Condensed Financial Statements, Captions [Line Items]
Cash distributions received from affiliates									20,000,000	121,400,000	135,000,000
Cleco Holdings | Cleco Cajun
Condensed Financial Statements, Captions [Line Items]
Cash distributions received from affiliates									205,000,000	0	0
Cleco Holdings | Perryville
Condensed Financial Statements, Captions [Line Items]
Cash distributions received from affiliates									0	225,000	6,850,000
Contribution to subsidiary										1,800,000
Cleco Holdings | Attala
Condensed Financial Statements, Captions [Line Items]
Cash distributions received from affiliates									0	217,000	7,160,000
Contribution to subsidiary										2,100,000
Cleco Holdings | Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Contributions made to affiliates									0		0
Contribution from member/parent									384,900,000	0	0
Distributions to member									0	71,400,000	$ 84,100,000
Cleco Holdings | Limited Liability Company
Condensed Financial Statements, Captions [Line Items]
Contributions made to affiliates									$ 962,200,000	$ 1,300,000